INCOME TAXES (Details 5) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
INCOME TAXES
Deferred income taxes-current assets	¥ 42,314	¥ 41,499
Other assets	36,710	30,871
Other current liabilities	(5,444)	(2,877)
Deferred income taxes-non-current liabilities	(292,454)	(235,954)
Net deferred tax liabilities	¥ (218,874)	¥ (166,461)